Shareholder Report	6 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Natural Resources Trust
Entity Central Index Key	0000766555
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000005585 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Natural Resources Trust
Class Name	Investor C Shares
Trading Symbol	MCGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Natural Resources Trust (the “Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$103	1.91%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.91%	[1]
Net Assets	$ 147,672,915
Holdings Count | Holding	44
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$147,672,915
Number of Portfolio Holdings	44
Portfolio Turnover Rate	40%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Industry allocation
Industry(a)	Percent of Net Assets
Metals & Mining	40.2%
Oil, Gas & Consumable Fuels	30.2%
Chemicals	11.5%
Containers & Packaging	6.7%
Construction Materials	3.9%
Food Products	2.3%
Paper & Forest Products	2.0%
Machinery	1.4%
Energy Equipment & Services	0.9%
Short-Term Securities	2.2%
Liabilities in Excess of Other Assets	(1.3)%
Ten largest holdings
Security(b)	Percent of Net Assets
Shell PLC	8.2%
Exxon Mobil Corp.	6.9%
Wheaton Precious Metals Corp.	6.1%
Chevron Corp.	4.9%
Anglo American PLC	4.7%
Barrick Mining Corp.	4.6%
Vale SA	4.3%
Nutrien Ltd.	4.2%
Newmont Corp.	4.0%
Corteva, Inc.	3.9%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Shell PLC	8.2%
Exxon Mobil Corp.	6.9%
Wheaton Precious Metals Corp.	6.1%
Chevron Corp.	4.9%
Anglo American PLC	4.7%
Barrick Mining Corp.	4.6%
Vale SA	4.3%
Nutrien Ltd.	4.2%
Newmont Corp.	4.0%
Corteva, Inc.	3.9%
(b)Excludes short-term securities.
C000005583 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Natural Resources Trust
Class Name	Investor A Shares
Trading Symbol	MDGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Natural Resources Trust (the “Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$64	1.18%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.18%	[2]
Net Assets	$ 147,672,915
Holdings Count | Holding	44
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$147,672,915
Number of Portfolio Holdings	44
Portfolio Turnover Rate	40%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Industry allocation
Industry(a)	Percent of Net Assets
Metals & Mining	40.2%
Oil, Gas & Consumable Fuels	30.2%
Chemicals	11.5%
Containers & Packaging	6.7%
Construction Materials	3.9%
Food Products	2.3%
Paper & Forest Products	2.0%
Machinery	1.4%
Energy Equipment & Services	0.9%
Short-Term Securities	2.2%
Liabilities in Excess of Other Assets	(1.3)%
Ten largest holdings
Security(b)	Percent of Net Assets
Shell PLC	8.2%
Exxon Mobil Corp.	6.9%
Wheaton Precious Metals Corp.	6.1%
Chevron Corp.	4.9%
Anglo American PLC	4.7%
Barrick Mining Corp.	4.6%
Vale SA	4.3%
Nutrien Ltd.	4.2%
Newmont Corp.	4.0%
Corteva, Inc.	3.9%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Shell PLC	8.2%
Exxon Mobil Corp.	6.9%
Wheaton Precious Metals Corp.	6.1%
Chevron Corp.	4.9%
Anglo American PLC	4.7%
Barrick Mining Corp.	4.6%
Vale SA	4.3%
Nutrien Ltd.	4.2%
Newmont Corp.	4.0%
Corteva, Inc.	3.9%
(b)Excludes short-term securities.
C000005586 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Natural Resources Trust
Class Name	Institutional Shares
Trading Symbol	MAGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Natural Resources Trust (the “Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$51	0.94%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.94%	[3]
Net Assets	$ 147,672,915
Holdings Count | Holding	44
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$147,672,915
Number of Portfolio Holdings	44
Portfolio Turnover Rate	40%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Industry allocation
Industry(a)	Percent of Net Assets
Metals & Mining	40.2%
Oil, Gas & Consumable Fuels	30.2%
Chemicals	11.5%
Containers & Packaging	6.7%
Construction Materials	3.9%
Food Products	2.3%
Paper & Forest Products	2.0%
Machinery	1.4%
Energy Equipment & Services	0.9%
Short-Term Securities	2.2%
Liabilities in Excess of Other Assets	(1.3)%
Ten largest holdings
Security(b)	Percent of Net Assets
Shell PLC	8.2%
Exxon Mobil Corp.	6.9%
Wheaton Precious Metals Corp.	6.1%
Chevron Corp.	4.9%
Anglo American PLC	4.7%
Barrick Mining Corp.	4.6%
Vale SA	4.3%
Nutrien Ltd.	4.2%
Newmont Corp.	4.0%
Corteva, Inc.	3.9%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Shell PLC	8.2%
Exxon Mobil Corp.	6.9%
Wheaton Precious Metals Corp.	6.1%
Chevron Corp.	4.9%
Anglo American PLC	4.7%
Barrick Mining Corp.	4.6%
Vale SA	4.3%
Nutrien Ltd.	4.2%
Newmont Corp.	4.0%
Corteva, Inc.	3.9%
(b)Excludes short-term securities.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.